Quarterly Holdings Report
for
Fidelity® SAI International Momentum Index Fund
January 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IMI-NPRT1-0425
1.9898218.104
Common Stocks - 99.3%
	Shares	Value ($)
AUSTRALIA - 5.6%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
CAR Group Ltd	86,598	2,157,971
REA Group Ltd	12,168	1,866,307
		4,024,278
Consumer Discretionary - 1.6%
Broadline Retail - 0.6%
Wesfarmers Ltd	99,803	4,701,160
Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd	148,626	6,911,057
Specialty Retail - 0.2%
JB Hi-Fi Ltd	25,819	1,610,883
TOTAL CONSUMER DISCRETIONARY		13,223,100

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Coles Group Ltd	88,372	1,065,234
Financials - 1.5%
Banks - 1.3%
Bendigo & Adelaide Bank Ltd	130,482	1,094,983
Commonwealth Bank of Australia	101,719	10,037,860
		11,132,843
Capital Markets - 0.1%
HUB24 Ltd	5,047	249,863
Pinnacle Investment Management Group Ltd	42,633	668,441
		918,304
Consumer Finance - 0.1%
Zip Co Ltd (b)	308,310	457,754
TOTAL FINANCIALS		12,508,901

Health Care - 0.5%
Biotechnology - 0.1%
Telix Pharmaceuticals Ltd (b)	65,252	1,172,103
Health Care Equipment & Supplies - 0.1%
Ansell Ltd	34,463	749,295
Health Care Technology - 0.3%
Pro Medicus Ltd	12,832	2,196,016
TOTAL HEALTH CARE		4,117,414

Information Technology - 0.7%
IT Services - 0.1%
NEXTDC Ltd (b)	138,077	1,255,669
Software - 0.6%
Technology One Ltd	70,841	1,346,916
WiseTech Global Ltd	42,108	3,187,692
		4,534,608
TOTAL INFORMATION TECHNOLOGY		5,790,277

Materials - 0.5%
Metals & Mining - 0.5%
Evolution Mining Ltd	469,746	1,632,411
Northern Star Resources Ltd	271,494	2,873,418
		4,505,829
Utilities - 0.3%
Electric Utilities - 0.3%
Origin Energy Ltd	382,468	2,466,680
TOTAL AUSTRALIA		47,701,713
BELGIUM - 0.8%
Consumer Staples - 0.1%
Food Products - 0.1%
Lotus Bakeries NV	96	1,025,781
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	28,478	5,560,007
TOTAL BELGIUM		6,585,788
DENMARK - 1.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Pandora A/S	18,785	3,605,118
Health Care - 0.8%
Biotechnology - 0.1%
Zealand Pharma A/S (b)	11,463	1,172,068
Health Care Equipment & Supplies - 0.1%
Ambu AS Series B	42,082	788,310
Pharmaceuticals - 0.6%
ALK-Abello A/S Series B (b)	30,780	696,618
Novo Nordisk A/S Series B	51,990	4,389,239
		5,085,857
TOTAL HEALTH CARE		7,046,235

Industrials - 0.2%
Building Products - 0.1%
ROCKWOOL A/S Series B	2,187	777,715
Electrical Equipment - 0.1%
NKT A/S (b)	12,334	827,491
TOTAL INDUSTRIALS		1,605,206

TOTAL DENMARK		12,256,559
FINLAND - 0.5%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Orion Oyj B Shares	25,224	1,369,600
Industrials - 0.4%
Machinery - 0.4%
Konecranes Oyj A Shares	16,356	989,218
Wartsila OYJ Abp	107,722	2,040,011
		3,029,229
TOTAL FINLAND		4,398,829
FRANCE - 7.8%
Communication Services - 0.8%
Entertainment - 0.1%
Bollore SE	158,793	940,619
Media - 0.7%
Publicis Groupe SA	53,720	5,737,314
TOTAL COMMUNICATION SERVICES		6,677,933

Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 0.4%
Accor SA	38,954	2,010,845
Sodexo SA	17,557	1,296,811
		3,307,656
Textiles, Apparel & Luxury Goods - 0.9%
Hermes International SCA	2,800	7,912,457
TOTAL CONSUMER DISCRETIONARY		11,220,113

Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
EssilorLuxottica SA	44,181	12,177,926
Industrials - 2.4%
Aerospace & Defense - 2.3%
Safran SA	78,301	19,410,537
Electrical Equipment - 0.1%
Nexans SA	10,046	981,205
TOTAL INDUSTRIALS		20,391,742

Materials - 1.5%
Chemicals - 1.5%
Air Liquide SA	72,913	12,736,573
Utilities - 0.4%
Multi-Utilities - 0.4%
Engie SA	207,506	3,425,485
TOTAL FRANCE		66,629,772
GERMANY - 13.3%
Communication Services - 2.7%
Diversified Telecommunication Services - 2.4%
Deutsche Telekom AG	607,157	20,369,486
Entertainment - 0.1%
CTS Eventim AG & Co KGaA	13,446	1,316,774
Interactive Media & Services - 0.2%
Scout24 SE (c)(d)	16,651	1,619,414
TOTAL COMMUNICATION SERVICES		23,305,674

Consumer Discretionary - 1.2%
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG	38,022	10,054,281
Consumer Staples - 0.3%
Personal Care Products - 0.3%
Beiersdorf AG	21,152	2,829,586
Financials - 2.5%
Insurance - 2.5%
Hannover Rueck SE	13,539	3,571,735
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	30,712	16,646,899
Talanx AG	12,176	1,037,036
		21,255,670
Industrials - 1.3%
Aerospace & Defense - 0.5%
MTU Aero Engines AG	12,710	4,360,397
Electrical Equipment - 0.8%
Siemens Energy AG (b)	117,456	6,988,312
TOTAL INDUSTRIALS		11,348,709

Information Technology - 4.0%
Software - 4.0%
Nemetschek SE	12,994	1,562,329
SAP SE	114,502	31,553,804
		33,116,133
Materials - 0.4%
Construction Materials - 0.4%
Heidelberg Materials AG	23,915	3,385,246
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown SA (b)	206,992	616,284
LEG Immobilien SE	17,408	1,438,946
		2,055,230
Utilities - 0.7%
Multi-Utilities - 0.7%
E.ON SE	483,196	5,723,369
TOTAL GERMANY		113,073,898
HONG KONG - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Hongkong Land Holdings Ltd (Singapore)	244,900	1,065,664
IRELAND - 0.4%
Consumer Staples - 0.3%
Food Products - 0.3%
Glanbia PLC	43,174	632,417
Kerry Group PLC Class A	14,838	1,526,210
		2,158,627
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	249,475	1,473,896
TOTAL IRELAND		3,632,523
ISRAEL - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (Israel) (b)	6,732	1,620,580
Tower Semiconductor Ltd (b)	25,766	1,209,840

TOTAL ISRAEL		2,830,420
ITALY - 4.9%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Prada Spa	117,500	944,747
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	44,165	1,538,761
Financials - 3.1%
Banks - 3.0%
Banca Popolare di Sondrio SPA	104,099	964,911
Banco BPM SpA	347,891	3,074,886
BPER Banca SPA	243,814	1,667,838
Mediobanca Banca di Credito Finanziario SpA	137,182	2,252,809
UniCredit SpA	379,744	17,439,082
		25,399,526
Insurance - 0.1%
Unipol Assicurazioni SpA	106,739	1,452,791
Health Care - 0.2%
Pharmaceuticals - 0.2%
Recordati Industria Chimica e Farmaceutica SpA	23,041	1,404,286
Industrials - 0.9%
Aerospace & Defense - 0.3%
Leonardo SpA	92,922	2,916,981
Electrical Equipment - 0.6%
Prysmian SpA	68,597	4,792,085
TOTAL INDUSTRIALS		7,709,066

Information Technology - 0.1%
IT Services - 0.1%
Reply SpA	5,154	853,343
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	20,108	826,475
Utilities - 0.2%
Multi-Utilities - 0.2%
A2A SpA	369,903	876,840
Hera SpA	183,130	671,766
		1,548,606
TOTAL ITALY		41,677,601
JAPAN - 25.8%
Communication Services - 0.3%
Entertainment - 0.3%
Konami Group Corp	24,400	2,246,095
Consumer Discretionary - 3.7%
Automobiles - 0.6%
Honda Motor Co Ltd	519,300	4,915,255
Broadline Retail - 0.2%
Isetan Mitsukoshi Holdings Ltd	86,000	1,486,194
Hotels, Restaurants & Leisure - 0.2%
Skylark Holdings Co Ltd	52,200	825,886
Zensho Holdings Co Ltd	21,600	1,191,625
		2,017,511
Specialty Retail - 2.2%
Fast Retailing Co Ltd	48,800	16,072,637
Sanrio Co Ltd	48,300	1,802,330
ZOZO Inc	30,900	1,013,596
		18,888,563
Textiles, Apparel & Luxury Goods - 0.5%
Asics Corp	179,400	3,998,852
TOTAL CONSUMER DISCRETIONARY		31,306,375

Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 0.6%
Aeon Co Ltd	200,200	4,850,292
Food Products - 0.2%
Kewpie Corp	27,100	526,620
Toyo Suisan Kaisha Ltd	23,400	1,512,017
		2,038,637
Household Products - 0.0%
Lion Corp	67,200	719,413
Tobacco - 0.8%
Japan Tobacco Inc	252,600	6,435,194
TOTAL CONSUMER STAPLES		14,043,536

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
ENEOS Holdings Inc	696,400	3,501,025
Idemitsu Kosan Co Ltd	229,400	1,531,053
		5,032,078
Financials - 4.7%
Banks - 1.7%
Sumitomo Mitsui Financial Group Inc	583,500	14,379,253
Capital Markets - 0.5%
Nomura Holdings Inc	675,500	4,391,687
Insurance - 2.5%
Ms&Ad Insurance Group Holdings Inc	306,000	6,344,576
Tokio Marine Holdings Inc	454,200	14,981,047
		21,325,623
TOTAL FINANCIALS		40,096,563

Health Care - 3.2%
Health Care Equipment & Supplies - 0.5%
Terumo Corp	245,900	4,616,504
Pharmaceuticals - 2.7%
Chugai Pharmaceutical Co Ltd	58,400	2,517,918
Daiichi Sankyo Co Ltd	447,100	12,465,336
Otsuka Holdings Co Ltd	125,100	6,532,370
Santen Pharmaceutical Co Ltd	83,600	841,252
		22,356,876
TOTAL HEALTH CARE		26,973,380

Industrials - 6.9%
Building Products - 0.2%
Sanwa Holdings Corp	53,600	1,677,573
Electrical Equipment - 0.3%
Fujikura Ltd	65,000	2,616,138
Ground Transportation - 0.1%
Seibu Holdings Inc	58,800	1,268,199
Industrial Conglomerates - 2.3%
Hitachi Ltd	789,000	19,835,808
Machinery - 1.7%
IHI Corp	36,500	2,183,731
Kawasaki Heavy Industries Ltd	38,600	1,743,465
Mitsubishi Heavy Industries Ltd	704,700	10,313,459
		14,240,655
Professional Services - 0.6%
Recruit Holdings Co Ltd	70,100	4,892,433
Trading Companies & Distributors - 1.7%
ITOCHU Corp	308,200	14,190,784
TOTAL INDUSTRIALS		58,721,590

Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.5%
TDK Corp	268,800	3,249,069
Yokogawa Electric Corp	53,600	1,176,579
		4,425,648
IT Services - 0.8%
NEC Corp	63,800	6,327,610
SCSK Corp	34,100	755,011
		7,082,621
Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp	180,900	10,001,452
Software - 0.1%
Oracle Corp Japan	7,900	721,190
Technology Hardware, Storage & Peripherals - 0.2%
Ricoh Co Ltd	138,600	1,589,509
TOTAL INFORMATION TECHNOLOGY		23,820,420

Materials - 0.9%
Chemicals - 0.8%
Kuraray Co Ltd	77,900	1,140,463
Mitsubishi Gas Chemical Co Inc	45,900	802,148
Nippon Sanso Holdings Corp	47,100	1,333,898
Resonac Holdings Corp	43,700	1,059,362
Toray Industries Inc	385,300	2,673,588
		7,009,459
Construction Materials - 0.1%
Taiheiyo Cement Corp	27,400	690,075
TOTAL MATERIALS		7,699,534

Real Estate - 0.7%
Hotel & Resort REITs - 0.1%
Invincible Investment Corp	1,752	763,965
Real Estate Management & Development - 0.6%
Mitsui Fudosan Co Ltd	550,800	4,971,406
TOTAL REAL ESTATE		5,735,371

Utilities - 0.4%
Electric Utilities - 0.2%
Kyushu Electric Power Co Inc	112,000	970,526
Tohoku Electric Power Co Inc	115,500	844,144
		1,814,670
Gas Utilities - 0.2%
Osaka Gas Co Ltd	94,100	1,850,075
TOTAL UTILITIES		3,664,745

TOTAL JAPAN		219,339,687
JORDAN - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hikma Pharmaceuticals PLC	36,031	1,023,946
NETHERLANDS - 2.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Koninklijke Vopak NV	15,285	702,450
Health Care - 1.1%
Biotechnology - 1.1%
Argenx SE (b)	14,121	9,321,801
Industrials - 1.1%
Professional Services - 1.1%
Wolters Kluwer NV	53,793	9,807,704
TOTAL NETHERLANDS		19,831,955
NEW ZEALAND - 0.9%
Consumer Staples - 0.1%
Food Products - 0.1%
a2 Milk Co Ltd/The (b)(e)	165,987	601,129
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Fisher & Paykel Healthcare Corp Ltd	136,920	2,896,835
Information Technology - 0.4%
Software - 0.4%
Xero Ltd (b)	31,191	3,510,705
Utilities - 0.1%
Electric Utilities - 0.1%
Contact Energy Ltd	181,183	950,432
TOTAL NEW ZEALAND		7,959,101
NORWAY - 0.5%
Consumer Staples - 0.2%
Food Products - 0.2%
Orkla ASA	177,360	1,650,013
Industrials - 0.3%
Aerospace & Defense - 0.3%
Kongsberg Gruppen ASA	20,772	2,470,170
TOTAL NORWAY		4,120,183
SINGAPORE - 3.0%
Financials - 2.6%
Banks - 2.4%
DBS Group Holdings Ltd	282,700	9,253,316
Oversea-Chinese Banking Corp Ltd	890,300	11,355,587
		20,608,903
Capital Markets - 0.2%
Singapore Exchange Ltd	182,200	1,639,340
TOTAL FINANCIALS		22,248,243

Industrials - 0.2%
Aerospace & Defense - 0.1%
ST Engineering Financial I Ltd	339,000	1,203,190
Transportation Infrastructure - 0.1%
SATS Ltd	209,700	521,910
TOTAL INDUSTRIALS		1,725,100

Real Estate - 0.1%
Specialized REITs - 0.1%
Keppel DC REIT	422,100	680,797
Utilities - 0.1%
Multi-Utilities - 0.1%
Sembcorp Industries Ltd	202,000	826,276
TOTAL SINGAPORE		25,480,416
SPAIN - 4.8%
Consumer Discretionary - 1.6%
Specialty Retail - 1.6%
Industria de Diseno Textil SA	257,614	13,983,445
Financials - 2.9%
Banks - 2.9%
Banco Bilbao Vizcaya Argentaria SA	1,336,958	15,221,206
Banco de Sabadell SA	1,243,776	2,939,288
Bankinter SA	135,191	1,154,514
CaixaBank SA	899,398	5,444,377
		24,759,385
Industrials - 0.3%
Construction & Engineering - 0.3%
ACS Actividades de Construccion y Servicios SA (b)	43,484	2,223,036
TOTAL SPAIN		40,965,866
SWEDEN - 3.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Telia Co AB	542,308	1,595,944
Wireless Telecommunication Services - 0.2%
Tele2 AB B Shares	129,130	1,436,551
TOTAL COMMUNICATION SERVICES		3,032,495

Consumer Staples - 0.6%
Food Products - 0.1%
AAK AB	42,905	1,249,870
Household Products - 0.5%
Essity AB B Shares	142,509	3,610,345
TOTAL CONSUMER STAPLES		4,860,215

Financials - 1.3%
Financial Services - 1.3%
Investor AB B Shares	401,474	11,452,788
Industrials - 0.1%
Aerospace & Defense - 0.1%
Saab AB B Shares	75,543	1,632,986
Information Technology - 0.8%
Communications Equipment - 0.7%
Telefonaktiebolaget LM Ericsson B Shares	728,863	5,488,249
Electronic Equipment, Instruments & Components - 0.1%
Lagercrantz Group AB B Shares	45,789	974,603
TOTAL INFORMATION TECHNOLOGY		6,462,852

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Fastighets AB Balder B Shares (b)	165,260	1,180,450
Wihlborgs Fastigheter AB	62,039	614,358
		1,794,808
TOTAL SWEDEN		29,236,144
SWITZERLAND - 4.5%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Siegfried Holding AG	860	970,716
Industrials - 2.6%
Electrical Equipment - 2.5%
ABB Ltd	365,690	19,912,692
Accelleron Industries AG	22,316	1,120,762
		21,033,454
Machinery - 0.1%
Sulzer AG	3,933	642,581
TOTAL INDUSTRIALS		21,676,035

Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Logitech International SA	36,566	3,672,860
Materials - 1.2%
Chemicals - 1.2%
DSM-Firmenich AG	23,351	2,383,889
Givaudan SA	1,842	8,063,743
		10,447,632
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
PSP Swiss Property AG	10,531	1,557,536
TOTAL SWITZERLAND		38,324,779
UNITED KINGDOM - 13.9%
Communication Services - 0.5%
Interactive Media & Services - 0.1%
Auto Trader Group PLC (c)(d)	119,190	1,160,894
Media - 0.4%
Informa PLC	305,607	3,282,981
TOTAL COMMUNICATION SERVICES		4,443,875

Consumer Discretionary - 1.0%
Broadline Retail - 0.4%
Next PLC	27,156	3,350,910
Hotels, Restaurants & Leisure - 0.6%
InterContinental Hotels Group PLC	37,487	4,998,569
TOTAL CONSUMER DISCRETIONARY		8,349,479

Consumer Staples - 3.3%
Consumer Staples Distribution & Retail - 1.1%
Marks & Spencer Group PLC	484,361	2,006,516
Tesco PLC	1,590,881	7,321,861
		9,328,377
Food Products - 0.1%
Cranswick PLC	12,774	798,260
Personal Care Products - 1.4%
Unilever PLC	208,491	11,941,748
Tobacco - 0.7%
Imperial Brands PLC	184,430	6,220,393
TOTAL CONSUMER STAPLES		28,288,778

Energy - 0.1%
Energy Equipment & Services - 0.1%
Subsea 7 SA	52,760	873,064
Financials - 5.5%
Banks - 4.0%
HSBC Holdings PLC	2,019,736	21,094,371
NatWest Group PLC	1,538,541	8,202,976
Standard Chartered PLC	316,987	4,263,324
		33,560,671
Capital Markets - 1.3%
3i Group PLC	223,489	10,737,164
Insurance - 0.2%
Admiral Group PLC	58,482	1,959,995
TOTAL FINANCIALS		46,257,830

Industrials - 3.3%
Aerospace & Defense - 1.7%
Rolls-Royce Holdings PLC (b)	1,954,612	14,573,889
Passenger Airlines - 0.3%
International Consolidated Airlines Group SA	578,205	2,411,160
Professional Services - 1.0%
RELX PLC	179,830	8,929,726
Trading Companies & Distributors - 0.3%
Bunzl PLC	61,844	2,643,939
TOTAL INDUSTRIALS		28,558,714

Real Estate - 0.2%
Diversified REITs - 0.1%
LondonMetric Property PLC	468,513	1,082,815
Retail REITs - 0.1%
Shaftesbury Capital PLC	432,709	666,889
TOTAL REAL ESTATE		1,749,704

TOTAL UNITED KINGDOM		118,521,444
UNITED STATES - 5.0%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Shell PLC	382,823	12,569,899
Health Care - 1.7%
Health Care Equipment & Supplies - 0.5%
Alcon AG	47,179	4,336,894
Pharmaceuticals - 1.2%
GSK PLC	251,447	4,380,105
Novartis AG	54,407	5,695,153
		10,075,258
TOTAL HEALTH CARE		14,412,152

Industrials - 0.4%
Construction & Engineering - 0.4%
Ferrovial SE	73,737	3,166,883
Materials - 1.4%
Construction Materials - 1.4%
Holcim AG	122,254	12,252,787
TOTAL UNITED STATES		42,401,721
TOTAL COMMON STOCKS (Cost $673,995,493)		847,058,009

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (h) (Cost $210,508)	4.46	211,000	210,577

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.37	2,518,041	2,518,544
Fidelity Securities Lending Cash Central Fund (i)(j)	4.37	615,068	615,130
TOTAL MONEY MARKET FUNDS (Cost $3,133,674)			3,133,674

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $677,339,675)	850,402,260
NET OTHER ASSETS (LIABILITIES) - 0.3% (f)	2,544,905
NET ASSETS - 100.0%	852,947,165

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	50	Mar 2025	5,926,250	297,525	297,525

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,780,308 or 0.3% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,780,308 or 0.3% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Includes $15,450 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $210,577.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,117,784	27,570,864	29,170,104	80,408	-	-	2,518,544	2,518,041	0.0%
Fidelity Securities Lending Cash Central Fund	618,000	7,638,291	7,641,161	6,752	-	-	615,130	615,068	0.0%
Total	4,735,784	35,209,155	36,811,265	87,160	-	-	3,133,674	3,133,109

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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